Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

Note 5. Notes Payable

June 2018 Note

On June 1, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $3,600 (the “June 2018 Note”) for consideration of $3,000. The outstanding balance was to be made in nine equal monthly installments beginning August 1, 2018, with an initial maturity date of April 1, 2019, with no prepayment penalty. Upon an event of default, the outstanding balance of the promissory note would immediately increase by 120% and become immediately due and payable. Prior to 2020, this note was amended 5 times.

During the year ended December 31, 2020, the Company issued 93,078,492 shares of its common stock upon the conversion of $929 in outstanding principal, reducing the outstanding principal balance to $0 as of December 31, 2020.

December 2020 Note

On December 8, 2020, the Company entered into a securities purchase agreement pursuant to which it issued a convertible promissory note in the principal amount of $230 which is convertible, at the option of the holder, into shares of common stock at a conversion price equal to 70% of the lowest price for a share of common stock during the ten trading days immediately preceding the applicable conversion. The Company received consideration of $200 for the convertible promissory note. The note bears interest at a rate of 8% per annum and matures in twelve months.

The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a beneficial conversion feature and a derivative liability which is accounted for separately. The Company measured the beneficial conversion feature’s intrinsic value on December 8, 2020 and determined that the beneficial conversion feature was valued at $200 which was recorded as a debt discount, and together with the original issue discount of $30, in the aggregate of $230, is being amortized over the life of the loan. The Company measured the derivative liability’s fair value on December 8, 2020 and determined that the derivative liability was valued at $555 which exceeded the intrinsic value of the beneficial conversion feature by $355 and resulted in the Company recording non-cash interest expense of $355.

As of March 31, 2021, the fair value of the derivative liability was $313 and for the three months ended March 31, 2021 the Company recorded a loss of $67 from the change in fair value of derivative liability as non-operating expense in the consolidated statements of operations. As of December 31, 2020, the fair value of the derivative liability was $246. The Company valued the derivative liability using the Black-Scholes option pricing model using the following assumptions as of March 31, 2021 and December 31, 2020, respectively: 1) stock prices of $0.075 and $0.04, 2) conversion prices of $0.042 and $0.025, 3) remaining lives of .69 and 0.94 years, 4) dividend yields of 0%, 5) risk free rates of 0.05% and 0.10%, and 6) volatility of 237.34% and 167.36%.

March 2021 Note

On March 5, 2021, the Company entered into a securities purchase agreement, pursuant to which the Company issued a convertible promissory note in the original principal amount of $13,210 (the “March 2021 Note”). The March 2021 Note is convertible, at the option of the Investor, into shares of common stock of the Company at a conversion price equal to 70% of the lowest price for a share of common stock during the ten trading days immediately preceding the applicable conversion (the “Conversion Price”); provided, however, in no event shall the Conversion Price be less than $0.04 per share. The March 2021 Note bears interest at a rate of 8% per annum and will mature in twelve months.

The March 2021 Note will be funded in tranches, with the initial tranche of $1,210 funded on March 5, 2021 for consideration of $1,000. Six subsequent tranches (five tranches, each for $1,200 and one tranche for $6,000) will be funded upon the notice of effectiveness of a Registration Statement on Form S-1 covering the common stock issuable in connection with the March 2021 Note. Further, the final tranche requires the mutual agreement of the Company and Investor. Until such time as Investor has funded the subsequent tranches, the Company will hold a series of Investor Notes that offset any unfunded portion of the March 2021 Note.

The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a beneficial conversion feature. The Company measured the beneficial conversion feature’s intrinsic value on March 5, 2021 and determined that the beneficial conversion feature was valued at $1,000 which was recorded as a debt discount, and together with the original issue discount of $210, in the aggregate of $1,210, is being amortized over the life of the loan.

Derivative Liabilities

The Company’s activity in its derivative liability was as follows for the three months ended March 31, 2021:

Balance of derivative liability at December 31, 2020	$246
Change in fair value recognized in non-operating expense	67
Balance of derivative liability at March 31, 2021	$313

The Company did not have any derivative liability activity during the three months ended March 31, 2020.

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases for each of the related derivative instruments, the value to the holder of the instrument generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurement. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.

The following table summarizes the Company’s derivative as of March 31, 2021:

	March 31, 2021
	Level 1	Level 2	Level 3	Fair Value

Liabilities
Derivative liability	$-	$-	$313	$313

The following table summarizes the Company’s derivative as of December 31, 2020:

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value

Liabilities
Derivative liability	$-	$-	$246	$246

U.S. Small Business Administration-Paycheck Protection Plan

On April 16, 2020, we entered into a promissory note with Aquesta Bank for $108 (the “PPP Loan”) in connection with the Paycheck Protection Program (“PPP”) offered by the U.S. Small Business Administration (the “SBA”). The PPP Loan had terms including an interest rate of 1% per annum, with monthly installments of $6 commencing on November 1, 2021 through its maturity on April 1, 2023. The principal amount of the PPP Loan is forgiven if the loan proceeds are used to pay for payroll costs, rent and utilities costs over the 24-week period after the loan is made. Not more than 40% of the forgiven amount may be used for non-payroll costs. In addition, in July 2020, the Company received $3 from the SBA as a COVID-19 Economic Injury Disaster Loan Advance (the “EIDL Advance”)

On April 1, 2021, the Company received notice of forgiveness from the SBA in the amount of $108 in relation to the PPP Loan as the Company used all proceeds from the PPP Loan to maintain payroll and other allowable expenses. Further, pursuant to an SBA Procedural Notice in December 2020, the EIDL Advance was also forgiven. The Company has concluded that the PPP Loan and EIDL Advance represent, in substance, a government grant that is forgiven in its entirety. As such, in accordance with International Accounting Standards (“IAS”) 20, “Accounting for Government Grants and Disclosure of Government Assistance,” the Company has recognized the entire PPP Loan and EIDL Advance amount of $111 as grant income, which is included in other non-operating income (expense) in the consolidated statement of operations for the year ended December 31, 2020.

Notes payable consisted of the following:

	As of March 31, 2021
	Principal	Discount	Net
December 2020 Note	$230	$(201)	$29
March 2021 Note	1,210	(1,172)	38
Total notes payable	$1,460	$(1,373)	$67

	As of December 31, 2020
	Principal	Discount	Net
Total notes payable-December 2020 Note	$230	$(225)	$5

During the three months ended March 31, 2021 and 2020, the Company recorded accretion of debt discount of $62 and $0, respectively.

Note 5. Notes Payable

May 2018 Notes

On May 23, 2018, the Company entered into a securities purchase agreement with two accredited investors, pursuant to which the Company issued $840 in unsecured promissory notes for aggregate consideration of $700 (the “May 2018 Notes”), with an initial maturity date of March 23, 2019. On January 7, 2019, and again on March 28, 2019 the Company entered into an amendment to one of the May 2018 Notes, whereby the parties agreed to extend the maturity date of the note to July 15, 2019, agreed to forego certain monthly installments, and agreed prospective installments were to be paid in cash unless the Company elected to make payments in shares of the Company’s common stock, at a price equal to the lowest VWAP of the Company’s common stock during the preceding twenty trading days multiplied by 70%, or any lower price made available to any other holder of the Company’s securities. In consideration of these amendments, the Company incurred extension fees of $121. Because these amendments were considered substantive changes, the Company accounted for the modifications as extinguishments of debt and recorded a gain $320 during the year ended December 31, 2019.

On April 9, 2019, the Company entered into an amendment to another of its May 2018 Notes, whereby the parties agreed to extend the maturity date of the note to August 15, 2019, agreed to forego certain monthly installments, and provided a substantial conversion feature allowing the lender, in its sole discretion, the right to convert prospective installments into shares of the Company’s common stock, at a price equal to the lowest intra-day price of the Company’s common stock during the preceding twenty trading days multiplied by 70%, or any lower price made available to any other holder of the Company’s securities. In consideration of this amendment, the Company incurred an extension fee of $50. Because this amendment was considered a substantive change, the Company accounted for this modification as an extinguishment of debt and recorded a gain $127 during the year ended December 31, 2019.

On May 10, 2019, the original holders of the Company’s May 2018 Notes assigned and sold all notes to Oasis Capital, LLC (“Oasis Capital”). On the same date, the Company and Oasis Capital executed a letter agreement to amend the terms to allow Oasis Capital to convert the total outstanding principal amount of $421 into shares of the Company’s common stock, at a price equal to the lowest trading price of the Company’s common stock during the preceding twenty trading days multiplied by 70%, or any lower price made available to any other holder of the Company’s securities. On May 15, 2019, Oasis executed a full conversion of the May 2018 Notes and was issued 10,568,087 shares of the Company’s common stock.

June 2018 Note

On June 1, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $3,600 (the “June 2018 Note”) for consideration of $3,000. The outstanding balance was to be made in nine equal monthly installments beginning August 1, 2018, with an initial maturity date of April 1, 2019, with no prepayment penalty. Upon an event of default, the outstanding balance of the promissory note would immediately increase by 120% and become immediately due and payable. Prior to 2019, this note was amended twice.

On January 28, 2019, the Company entered into a third amendment, whereby the parties agreed to extend the maturity date to October 1, 2019 and to forego certain monthly installments. The parties also agreed the Company would pay all installments in cash unless both the Company and the lender agreed to make payments in shares of the Company’s common stock, at a price equal to the lowest intra-day trade price of the Company’s common stock during the preceding twenty trading days multiplied by 70%. In consideration of this amendment, the Company incurred an extension fee of $527. The Company accounted for this amendment as an extinguishment of debt and recorded a gain of $991 during the year ended December 31, 2019.

On May 10, 2019, the Company entered into a fourth amendment, allowing the lender to convert the total outstanding principal amount of $3,159 into shares of the Company’s common stock, at a price equal the lowest intra-day trade price of the Company’s common stock during the preceding twenty trading days multiplied by 70%, or any lower price made available to any other holder of the Company’s securities. This amendment also eliminated the Company’s mandatory monthly amortization payments and extended the maturity to December 15, 2019. After such date, and within 10 business days, any outstanding balance shall be satisfied, at the Company’s election, either with cash, common stock conversion, or any combination thereof. The Company accounted for this amendment as an extinguishment of debt and recorded a gain $1,310 during the year ended December 31, 2019.

On December 31, 2019, the Company entered into a fifth amendment extending the maturity date to June 30, 2020 and deleting in its entirety, the requirement to settle the outstanding balance with cash, common stock conversion or any combination thereof, no later than December 15, 2019. An extension fee of $84 was added to the outstanding balance bringing the total outstanding principal balance to $929 as of December 31, 2019. The Company accounted for this amendment as an extinguishment of debt and recorded a gain of $792 during the year ended December 31, 2019. In connection with recording the new debt, the Company recorded debt discount of $877 including both (i) the time value of money and (ii) the discount related to the conversion feature underlying the debt instrument. The Company obtained a waiver from the holder of the June 2018 Note.

The holder of the June 2018 Note also acquired 17,500,000 shares of the Company’s common stock on April 12, 2019, and is an affiliate of the acquirer of 160 shares of Series C Convertible Preferred Stock with a par value of $0.001 and a stated value of $10,000 per share (“Preferred Shares”) acquired during 2019, of which 115 Preferred Shares remain outstanding as of December 31, 2020. See Note 7 below for a further description of the Preferred Shares. The holder of the June 2018 Note and its affiliates are collectively subject to a maximum beneficial ownership of 9.99%.

On July 28, 2020, the holder of the June 2018 Note converted $154 of debt principal into 17,164,732 shares of common stock, reducing the outstanding principal to zero.

During the year ended December 31, 2020, the Company issued 93,078,492 shares of its common stock upon the conversion of $929 in outstanding principal, reducing the outstanding principal balance to $0 as of December 31, 2020.

December 2018 Note

On December 6, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $598 (the “December 2018 Note”) for consideration of $500, with an interest rate of 8% per annum and a maturity date of May 6, 2019. The note was paid in full in March 2019.

December 2020 Note

On December 8, 2020, the Company entered into a securities purchase agreement pursuant to which it issued a convertible promissory note in the principal amount of $230 which is convertible, at the option of the holder, into shares of common stock at a conversion price equal to 70% of the lowest price for a share of Common Stock during the ten trading days immediately preceding the applicable conversion. The Company received consideration of $200 for the convertible promissory note. The note bears interest at a rate of 8% per annum and matures in twelve months.

The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a beneficial conversion feature and a derivative liability which is accounted for separately. The Company measured the beneficial conversion feature’s intrinsic value on December 8, 2020 and determined that the beneficial conversion feature was valued at $200 which was recorded as a debt discount, and together with the original issue discount of $30, in the aggregate of $230, is being amortized over the life of the loan. The Company measured the derivative liability’s fair value on December 8, 2020 and determined that the derivative liability was valued at $555 which exceeded the intrinsic value of the beneficial conversion feature by $355 and resulted in the Company recording non-cash interest expense of $355. As of December 31, 2020, the fair value of the derivative liability was $246 and for the year ended December 31, 2020 the Company recorded a gain of $309 from the change in fair value of derivative liability as non-operating income in the consolidated statements of operations. The Company valued the derivative liability using the Black-Scholes option pricing model using the following assumptions as of December 8, 2020 and December 31, 2020, respectively: 1) stock prices of $0.027 and $0.04, 2) conversion prices of $0.009 and $0.025, 3) remaining lives of 1 year and 0.94 years, 4) dividend yields of 0%, 5) risk free rates of 0.10%, and 6) volatility of 158.55% and 167.36%.

The Company’s activity in its derivative liability was as follows for the year ended December 31, 2020:

Balance of derivative liability at January 1, 2020	$-
Transfers in due to issuance of convertible notes with embedded conversion provisions	555
Change in fair value recognized in non-operating income (expense)	(309)
Balance of derivative liability at December 31, 2020	$246

The Company did not have any derivative liability activity during the year ended December 31, 2019.

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases for each of the related derivative instruments, the value to the holder of the instrument generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurement. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.

The following table summarizes the Company’s derivative as of December 31, 2020:

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value

Liabilities
Derivative liability	$-	$-	$246	$246

The PPP Loan

On April 16, 2020, the Company entered into a promissory note with Aquesta Bank for $111 in connection with the Paycheck Protection Program (“PPP”) offered by the U.S. Small Business Administration (the “PPP Loan”). The PPP Loan bears interest at 1% per annum, with monthly installments of $6 commencing on November 1, 2021 for 18 months through its maturity on April 1, 2023. The principal amount of the PPP Loan will be forgiven if the loan proceeds are used to pay for payroll costs, rent and utilities costs over the 24-week period after the PPP Loan is made. Not more than 40% of the forgiven amount may be used for non-payroll costs. The amount of the PPP Loan forgiveness may be reduced if the Company reduces its full-time head count. On April 1, 2021, the Company received notice of forgiveness in the amount of $108 in relation to the PPP Loan. The Company used all proceeds from the PPP Loan to maintain payroll and other allowable expenses. As a result, management believes that the Company has met the PPP eligibility criteria for forgiveness for the remaining payable of $3 to the SBA and has concluded that the PPP Loan represents, in substance, a government grant that is expected to be forgiven in its entirety. As such, in accordance with International Accounting Standards (“IAS”) 20, “Accounting for Government Grants and Disclosure of Government Assistance,” the Company has recognized the entire PPP Loan amount of $111 as grant income, which is included in other non-operating income (expense) in the consolidated statement of operations for the year ended December 31, 2020.

Notes payable consisted of the following:

	As of December 31, 2020
	Principal	Discount	Net
Total notes payable-December 2020 Note	$230	$225	$5

	As of December 31, 2019
	Principal	Discount	Net
Total notes payable-June 2018 Note	$929	$(877)	$52

During the years ended December 31, 2020 and 2019, the Company recorded accretion of debt discount of $882 and $5,605, respectively.

As of December 31, 2020, all of the May 2018, June 2018 and December 2018 Notes have been extinguished.